Summary of Significant Accounting Policies (Tables)	12 Months Ended
Jun. 30, 2022
Accounting Policies [Abstract]
Schedule of depreciation rates on depreciable asset
The depreciation rates generally used for each class of depreciable asset are shown below:

•	Plant and equipment 12.5% - 33.34%

•	Furniture, Fixtures and Fittings 10.00%

•	Motor Vehicles 33.34%

•	Office Equipment 20.00%

•	Computer Equipment 33.34%